Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

Note 7 – Earnings Per Share

Basic net loss per share is computed by dividing reported net loss by the weighted-average number of common shares outstanding for the reported period. In computing diluted earnings per share, common share equivalents are not considered in periods in which a net loss is reported, as the inclusion of the common share equivalents would be antidilutive. Since the Company was in a net loss for all periods presented in these consolidated financial statements, diluted net loss per share was the same as basic net loss per share.

	Six Months Ended June 30,
	2025	2024
	(in thousands, except per share data)
Numerator:
Net loss attributable to common stockholders	$(5,197)	$(4,992)
Denominator:
Weighted-average common shares outstanding	2,977	2,924

Net loss per common share	$(1.75)	$(1.71)

The following potential common share equivalents were excluded from the calculation of diluted net income per share because their effect would have been anti-dilutive in the period presented (in thousands):

	Six Months Ended June 30,
	2025	2024
Convertible preferred stock	29,509	24,511
Stock options	7,104	5,117
Total potential common stock excluded from net loss per share	36,613	29,628

Note 7 – Earnings Per Share

Basic net loss per share is computed by dividing reported net loss by the weighted-average number of common shares outstanding for the reported period. In computing diluted earnings per share, common share equivalents are not considered in periods in which a net loss is reported, as the inclusion of the common share equivalents would be antidilutive. Since the Company was in a net loss for all periods presented in these consolidated financial statements, diluted net loss per share was the same as basic net loss per share.

	Years Ended December 31,
	2024	2023
Numerator:	(in thousands, except per share data)
Net loss attributable to common stockholders	$(11,017)	$(12,257)
Denominator:
Weighted-average common shares outstanding	2,938	1,180

Net loss per common share	$(3.75)	$(10.39)

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following potential common share equivalents were excluded from the calculation of diluted net income per share in FY 2024 because their effect would have been anti-dilutive in the period presented (in thousands):

	Years Ended December 31,
	2024	2023
Convertible preferred stock	26,560	22,460
Stock options	5,027	178
Total potential common stock excluded from net loss per share	31,587	22,638